Schedule of movement in allowance for doubtful security deposits (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Financial Assets Current
Balance at the beginning of the year	₨ 5,414
[custom:ProvisionsAccruedForDoubtfulSecurityDeposits]	72,719	6,743
Amount written off during the year		(1,329)
Balance at the end of the year	₨ 78,133	₨ 5,414